SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 16, 2025	May 30, 2024	Jan. 31, 2024	Dec. 27, 2023	Dec. 18, 2023	Dec. 18, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Average interest rate, short-term bank deposits in U.S. dollars							4.89%	5.51%
Amortization in R&D expenses							$ 0	$ 0	$ 325
Revenue recognition under milestone method		$ 5,000		$ 10,000		$ 65,000
Deferred revenue							7,764	43,677
Severance expenses							557	481	$ 432
Total transaction price allocated to remaining performance obligations							$ 35,913
Percentage of total remaining performance obligations							31.00%
Upfront payment received							$ 10,000
Potential milestone compensation							200,000
Accrued milestone payment							30,500
License revenue							7,764	$ 22,864
Deferred revenues included in current liabilities							10,970
Deferred revenues included in non current liabilities							$ 24,943
Milestone payment	$ 25,000		$ 30,000
Outstanding options and RSUs included in diluted net profit per share calculation							389,742
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share							8,970,492	8,496,655	7,921,020
License Agreement With Gilead [Member]
Upfront payment received					$ 60,000
Potential milestone compensation					758,000
Milestone payment					$ 30,000